UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1.  Schedule of Investments.

PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2015

Shares	Security Description	Value

Common Stock – 2.7%
Diversified Financials - 2.7%
13,311	NorthStar Asset Management Group, Inc.	$310,679
Total Common Stock (Cost $172,093)		310,679

Common Stock (REITs) – 95.1%
Apartments - 14.7%
3,853	AvalonBay Communities, Inc.	671,385
2,674	Camden Property Trust	208,920
4,875	Equity Residential	379,567
1,951	Essex Property Trust, Inc.	448,535
		1,708,407
Diversified - 8.4%
5,642	CoreSite Realty Corp.	274,652
21,257	NorthStar Realty Finance Corp.	385,177
2,785	Vornado Realty Trust	311,920
		971,749

Health Care - 8.9%
5,261	Health Care REIT, Inc.	406,991
10,605	Sabra Health Care REIT, Inc.	351,556
3,866	Ventas, Inc.	282,295
		1,040,842
Industrial - 5.6%
18,021	First Industrial Realty Trust, Inc.	386,190
11,197	STAG Industrial, Inc.	263,353
		649,543
Lodging/Resorts - 9.9%
7,387	Chatham Lodging Trust	217,252
9,678	Pebblebrook Hotel Trust	450,704
38,892	Strategic Hotels & Resorts, Inc. (a)	483,428
		1,151,384
Manufactured Homes - 2.0%
3,458	Sun Communities, Inc.	230,718

Mixed - 1.4%
14,101	First Potomac Realty Trust	167,661

Office - 18.8%
4,360	Alexandria Real Estate Equities, Inc.	427,454
2,720	Boston Properties, Inc.	382,106
7,991	Hudson Pacific Properties, Inc.	265,221
7,341	Kilroy Realty Corp.	559,164
4,305	SL Green Realty Corp.	552,676
		2,186,621

Regional Malls - 12.2%
13,297	General Growth Properties, Inc.	392,926
5,249	Simon Property Group, Inc.	1,026,915
		1,419,841
Self Storage - 6.3%
10,906	Extra Space Storage, Inc.	736,918

Shopping Centers - 6.9%
9,891	Acadia Realty Trust	344,998
7,689	Kite Realty Group Trust	216,599
3,615	Regency Centers Corp.	245,965
		807,562

Total Common Stock (REITs) (Cost $7,385,558)	11,071,246

Money Market Fund - 2.0%
228,090	Dreyfus Cash Management, 0.03% (b) (Cost $228,090)	228,090

Total Investments - 99.8% (Cost $7,785,741)*	$11,610,015
Other Assets & Liabilities, Net – 0.2%	20,968
Net Assets – 100.0%	$11,630,983

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,844,923
Gross Unrealized Depreciation	(20,649)
Net Unrealized Appreciation	$3,824,274

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$11,381,925
Level 2 - Other Significant Observable Inputs	228,090
Level 3 - Significant Unobservable Inputs	-
Total	$11,610,015

The Level 1 value displayed in this table is Common Stock and Common Stock (REITs). The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 11, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 11, 2015